Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,497,500.00
Previously Paid Amount	2,532.75
Total Fee Amount	2,554.50
Total Offset Amount	0.00
Net Fee	$ 21.75
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A